SCHEDULE IV - Reinsurance	12 Months Ended
Dec. 31, 2013
SCHEDULE IV - Reinsurance
SCHEDULE IV — REINSURANCE
THE PROGRESSIVE CORPORATION AND SUBSIDIARIES
(millions)

Year Ended:	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
December 31, 2013
Premiums earned:
Property and liability insurance	$17,317.9	$214.5	$0	$17,103.4	0
December 31, 2012
Premiums earned:
Property and liability insurance	$16,207.6	$189.6	$0	$16,018.0	0
December 31, 2011
Premiums earned:
Property and liability insurance	$15,107.5	$204.7	$0	$14,902.8	0